Consolidated statements of changes in equity - USD ($) $ in Thousands	Capital stock, net of treasury shares [member] Minera Yanacocha SRL and subsidiary [Member]	Capital stock, net of treasury shares [member] Sociedad Minera Cerro Verde Saa [Member]	Capital stock, net of treasury shares [member]	Other reserves of equity [member] Minera Yanacocha SRL and subsidiary [Member]	Other reserves of equity [member]	Retained Earnings [Member] Minera Yanacocha SRL and subsidiary [Member]	Retained Earnings [Member] Sociedad Minera Cerro Verde Saa [Member]	Retained Earnings [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Additional Paid-in Capital [Member] Minera Yanacocha SRL and subsidiary [Member]	Additional Paid-in Capital [Member]	Legal reserve [member]	Miscellaneous other reserves [member] Sociedad Minera Cerro Verde Saa [Member]	Miscellaneous other reserves [member]	Investment Share [Member]	Minera Yanacocha SRL and subsidiary [Member]	Sociedad Minera Cerro Verde Saa [Member]	Total
Balance at Dec. 31, 2016	$ 398,216	$ 990,659	$ 750,497	$ 1,739	$ (1,783)	$ 485,543	$ 3,650,490	$ 1,690,123	$ 2,821,091	$ 226,122	$ 226	$ 218,450	$ 162,744	$ 198,132	$ 269	$ 791	$ 885,724	$ 4,839,281	$ 3,047,213
Balance (in shares) at Dec. 31, 2016			253,715,190
Net profit (loss)	0	0	$ 0	0	0	(175,454)	349,881	60,823	60,823	3,612	0	0	0	0	0	0	(175,454)	349,881	64,435
Other comprehensive profit (loss)	0		0	(3,244)	(12,105)	0		0	(12,105)	(7,181)	0	0	0		0	0	(3,244)		(19,286)
Total other comprehensive income (loss)	0		0	(3,244)	(12,105)	(175,454)		60,823	48,718	(3,569)	0	0	0		0	0	(178,698)		45,149
Treasury shares reduction, note 14(a)	0			0		0					(47,911)						(47,911)
Dividends declared and paid, note 17(d)			0		0			(22,099)	(22,099)	(6,036)		0	0		0	0			(28,135)
Expired dividends, note 17(c)			0		0			0	327	0		0	327		0	0			327
Change in non-controlling interest, note 18(a)			0		0			0	0	(927)		0	0		0	0			(927)
Balance at Dec. 31, 2017	398,216	990,659	$ 750,497	(1,505)	(13,888)	310,089	4,000,371	1,728,847	2,848,037	215,590	(47,685)	218,450	163,071	198,132	269	791	659,115	5,189,162	3,063,627
Balance (in shares) at Dec. 31, 2017			253,715,190
Net profit (loss)	0	0	$ 0	0	0	(81,517)	119,710	(13,445)	(13,445)	1,791	0	0	0	0	0	0	(81,517)	119,710	(11,654)
Other comprehensive profit (loss)	0		0	(91)	13,185	0		0	13,185	9,416	0	0	0		0	0	(91)		22,601
Total other comprehensive income (loss)	0		0	(91)	13,185	(81,517)		(13,445)	(260)	11,207	0	0	0		0	0	(81,608)		10,947
Proceeds from sale of shares, note 13	19,471			0		0					28,440						47,911
Treasury shares reduction, note 14(a)	(19,711)			0		0					19,711						0
Dividends declared and paid, note 17(d)		0	0		0		(200,000)	(22,860)	(22,860)	(5,560)		0	0	0	0	0		(200,000)	(28,420)
Change in investments, note 10(b)			0		0			(16,633)	(16,633)	0		0	0		0	0			(16,633)
Expired dividends, note 17(c)			0		0			0	44	0		0	44		0	0			44
Acquisition of debt instruments, note 13	(19,471)			0		0					(22,224)						(41,695)
Balance at Dec. 31, 2018	378,505	990,659	$ 750,497	(1,596)	(703)	228,572	3,920,081	1,675,909	2,808,328	221,237	(21,758)	218,450	163,115	198,132	269	791	583,723	5,108,872	3,029,565
Balance (in shares) at Dec. 31, 2018			253,715,190
Effect of new standards, note 2.3			$ 0		0			(1,160)	(1,160)	(179)		0	0		0	0			(1,339)
As of January 1, 2019			750,497		(703)			1,674,749	2,807,168	221,058		218,450	163,115		269	791			3,028,226
Net profit (loss)	0	0	0	0	0	(95,257)	390,377	(12,208)	(12,208)	(16,251)	0	0	0	0	0	0	(95,257)	390,377	(28,459)
Other comprehensive profit (loss)	0		0	1,246	(608)	0		0	(608)	(1,629)	0	0	0		0	0	1,246		(2,237)
Total other comprehensive income (loss)	0		0	1,246	(608)	(95,257)		(12,208)	(12,816)	(17,880)	0	0	0		0	0	(94,011)		(30,696)
Dividends declared and paid, note 17(d)		0	0		0		(150,000)	(22,098)	(22,098)	(6,500)		0	0	0	0	0		(150,000)	(28,598)
Change in investments, note 10(b)			0		0			(785)	(785)	0		0	0		0	0			(785)
Expired dividends, note 17(c)			0		0			0	53	0		0	53		0	0			53
Balance at Dec. 31, 2019	$ 378,505	$ 990,659	$ 750,497	$ (350)	$ (1,311)	$ 133,315	$ 4,160,458	$ 1,639,658	$ 2,771,522	$ 196,678	$ (21,758)	$ 218,450	$ 163,168	$ 198,132	$ 269	$ 791	$ 489,712	$ 5,349,249	$ 2,968,200
Balance (in shares) at Dec. 31, 2019			253,715,190																350,056,012